Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total		$ 957,104	$ 82,872	$ 67,704	$ 1,107,680
Florida Phosphates [Member]
Total		2,071	7,683	467	10,221
Miski Mayo [Member]
Total		161,220	842	1,191	163,253
Colonsay Mine [Member]
Total		80,074	4,826	1,583	86,483
Mosaic Esterhazy Holdings ULC [Member]
Total		142,139	26,856	46,734	215,729
Belle Plaine Mine [Member]
Total		370,466	17,090	16,305	403,861
Esterhazy Mine [Member]
Total		188,288			188,288
Araxa [Member]
Total	[1]	260	9,500	67	9,827
Cajati 1 [Member]
Total	[1]	325	3,151	120	3,596
Catalao [Member]
Total	[1]	62	2,860	416	3,338
Corporate [Member]
Total	[1]	2,184		23	2,207
Patos de Minas [Member]
Total	[1]		23	2	25
Patrocinio [Member]
Total	[1]	2	2,738	255	2,995
Tapira [Member]
Total	[1]	28	3,859	492	4,379
Uberaba [Member]
Total	[1]	3		$ 49	52
Cajati 2 [Member]
Total	[1]	$ 9,982	$ 3,444		$ 13,426

[1]	Payments made by our Mosaic Fertilizantes segment were made in BRL and converted to USD using the year-end average exchange rate